Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Report of Independent Accountants

We have examined the assertion of management of Navistar Financial Corporation (the “Sponsor”) and Navistar Financial Dealer Note Master Owner Trust II (the “Issuer”) (collectively referred to as “Management”), included in the accompanying Report of Management on Compliance, that the Navistar Financial Dealer Note Master Owner Trust II, Class A Floating Rate Dealer Note Asset Backed Notes, Series 2020-1 (the “Securities”), CUSIP# 63938P BM0, of Navistar Financial Dealer Note Master Owner Trust II described in the Confidential Offering Memorandum Supplement to Confidential Offering Memorandum, subject to completion, dated July 10, 2020 (the “Preliminary Offering Memorandum”), complied with the stated eligibility criteria for the underlying assets under the Federal Reserve’s Term Asset-Backed Securities Loan Facility (“TALF”) set forth in the Report of Management on Compliance, hereinafter referred to as the “Specified Requirements” or “TALF Underlying Assets Eligibility Criteria” (“Management’s Assertion”). Management is responsible for its assertion. Our responsibility is to express an opinion on Management’s Assertion about the Securities’ compliance with the Specified Requirements based on our examination.

Our examination was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. Those standards require that we plan and perform the examination to obtain reasonable assurance about whether Management’s Assertion about compliance with the Specified Requirements is fairly stated, in all material respects. An examination involves performing procedures to obtain evidence about whether Management’s Assertion is fairly stated, in all material respects. The nature, timing, and extent of the procedures selected depend on our judgment, including an assessment of the risks of material misstatement of Management’s Assertion, whether due to fraud or error. We believe that the evidence we obtained is sufficient and appropriate to provide a reasonable basis for our opinion.

The procedures that included evaluating evidence about the individual assets’ eligibility based on the Specified Requirements, and the results thereof, are described in Exhibit 1 accompanying this report.

Our examination does not provide a legal determination on the Securities’ compliance with the TALF Underlying Assets Eligibility Criteria nor does it address other criteria beyond those set forth in the accompanying Report of Management on Compliance.

In our opinion, Management’s Assertion that the Securities complied with the TALF Underlying Assets Eligibility Criteria set forth in the accompanying Report of Management on Compliance as of July 10, 2020, is fairly stated, in all material respects.

This report is intended solely for the information and use of the Sponsor, the Issuer, the Federal Reserve Bank of New York, the U.S. Department of the Treasury and TALF II LLC, and is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA

July 10, 2020

Name of Class of Securities to which the Report of Independent Accountants relates: Navistar Financial Dealer Note Master Owner Trust II, Class A Floating Rate Dealer Note Asset Backed Notes, Series 2020-1, CUSIP# 63938P BM0

KPMG LLP is a Delaware limited liability partnership and the U.S.
member firm of the KPMG network of independent member  firms affiliated with KPMG International Cooperative (“KPMG International”), a
Swiss entity.

Exhibit 1

The procedures below are the procedures that included evaluating evidence about the individual assets’ eligibility based on the Specified Requirements and are considered to be Due Diligence as defined in the U.S. Securities and Exchange Commission (SEC) Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “Release”).

For purposes of performing these procedures, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated.

•

The term “Data File” means an electronic data file entitled “043020 ZI_WN_STATE_ALLOCATION_ 8198.xls” provided by the Sponsor on June 30, 2020, containing certain information related to 10,454 floorplan loans (the “Floorplan Loans”) as of April 30, 2020 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Navistar Financial Dealer Note Master Owner Trust II, Series 2020-1.

•	The term “Selected Floorplan Loans” means a sample of 65 Floorplan Loans haphazardly selected from the Data File.

•	The term “Note Agreement” means the dealer’s signed note agreement with the lender agreeing to the information related to the terms and conditions of the floorplan loan.

Procedures	Findings

•  For each of the Selected Floorplan Loans, we compared the information in the “VIN” field in the Data File to the corresponding information in the Note Agreement to determine that such exposure was not a cash ABS or synthetic ABS.

No exceptions were identified.

•  For each of the Selected Floorplan Loans, we compared the information in the “Business Unit” field in the data file to the originating lender indicated on the Note Agreement and to the corporation name listed in the Restated Certificate of Incorporation to confirm that the Selected Floorplan Loan was originated by a lender that is a U.S. organized entity or U.S. branch of foreign bank.

No exceptions were identified.

•  For each of the Selected Floorplan Loans, we compared the information in the “Ship to state” field in the Data File to the dealer’s address information included in the Note Agreement to confirm the accuracy of the dealer’s address state.

No exceptions were identified.

Name of Class of Securities to which the Report of Independent Accountants relates: Navistar Financial Dealer Note Master Owner Trust II, Class A Floating Rate Dealer Note Asset Backed Notes, Series 2020-1, CUSIP# 63938P BM0

Navistar Financial Corporation 2701 Navistar Drive Lisle, IL 60532 USA P: 331-332-4000 W: navistarfinancial.com

Report of Management on Compliance

July 10, 2020

We, as members of management of Navistar Financial Corporation (the “Sponsor”) and Navistar Financial Dealer Note Master Owner Trust II (the “Issuer”) are responsible for the compliance of the Navistar Financial Dealer Note Master Owner Trust II, Class A Floating Rate Dealer Note Asset Backed Notes, Series 2020-1 (the “Securities”), CUSIP# 63938P BM0, of Navistar Financial Dealer Note Master Owner Trust II described in the Confidential Offering Memorandum Supplement to Confidential Offering Memorandum, subject to completion, dated July 10, 2020 (the “Preliminary Offering Memorandum”), with the Federal Reserve’s Term Asset- Backed Securities Loan Facility (“TALF”) eligibility criteria relating to the underlying assets in the Securities, hereinafter referred to as the “TALF Underlying Assets Eligibility Criteria.” Terms used herein that are defined or explained in the terms and conditions, or in FAQs or other interpretative material published by the Federal Reserve Bank of New York, shall have the meanings provided in such terms and conditions, FAQs or other interpretative material. We have performed an evaluation of the Securities’ compliance with the requirements of the TALF Underlying Asset Eligibility Criteria as of July 10, 2020.

Based on this evaluation, we assert that as of July 10, 2020, the Securities complied with the following requirements:

•	The underlying assets are floorplan loans and do not include exposures that are themselves cash ABS or synthetic ABS.

•

At least 95% of the dollar amount of the underlying assets in the securities are exposures that are (a) originated by U.S.-organized entities (including U.S. branches or agencies of foreign banks) and (b) made to U.S.-domiciled obligors.

•

The Securities are being issued to refinance existing floorplan loan ABS that matured or mature on or after January 1, 2020, and prior to the TALF Termination Date and have been issued in amounts no greater than the amount of the maturing ABS.

As described in the “Issuer and Sponsor Certification as to TALF Eligibility for ABS” included in such Preliminary Offering Memorandum, the eligibility criteria under TALF address additional matters beyond those addressed in this Report of Management on Compliance.

/s/ Michael Wuss	/s/ Michael Wuss
Michael Wuss	Michael Wuss
Assistant Treasurer	Assistant Treasurer
Navistar Financial Corporation	Navistar Financial Dealer Note Master Owner Trust II
By: Navistar Financial Corporation, as Administrator

Name of Class of Securities to which the Report of Management on Compliance relates: Navistar Financial Dealer Note Master Owner Trust II, Class A Floating Rate Dealer Note Asset Backed Notes, Series 2020-1; CUSIP #: 63938P BM0